Short-Term Investments	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Short-Term Investments
3.	SHORT-TERM INVESTMENTS
As of December 31, 2021, short-term investments include as follows: (a) wealth management products mainly issued by Industrial Bank Co., Ltd., which are redeemable by the Company at any time; (b) time deposit mainly in Bank of Shanghai (Hong Kong) Limited and Bank of Shanghai Co., Ltd. ranging from three months to one year; and (c) investment in Li Auto.
As of December 31, 2019, subsequent to the adoption of ASC 321, the investment in Li Auto was accounted for as an equity investment at fair value, using the measurement alternative, given Li Auto was still a privately-held company at that time. The investment was recorded in long-term investment. In July 2020, Li Auto completed its initial public offering on the Nasdaq Global Select Market (“Li Auto IPO”) and the shares held by the Company were converted to Class A ordinary shares of Li Auto. Upon the completion of Li Auto IPO, the Company reclassified this investment from equity investments without readily determinable fair value to equity investments with readily determinable fair value. This security is valued using the market approach based on the quoted prices in active markets at the reporting date. The Company classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.

	As of December 31,
	2020	2021
	RMB	RMB	US$

Debt securities:
Held-to-maturity time deposit	584,229,003	1,803,362,875	282,986,987
Equity securities:
Marketable wealth management products	71,584,410	330,857,592	51,918,777
Marketable investment in Li Auto	3,686,543,199	464,715,237	72,923,961

Total short-term investments	4,342,356,612	2,598,935,704	407,829,725

The gross unrecognized holding gain or loss on the held-to-maturity time deposit was RMB nil and RMB nil (US$ nil) as of December 31, 2020 and 2021, respectively. For the years ended December 31, 2019, 2020 and 2021, interest income related to debt securities was RMB51,574,467, RMB34,901,335 and RMB26,373,471 (US$4,138,573), respectively.
Changes in fair value due to the fluctuation of the share price are recognized in net gain (loss) on equity securities while changes in fair value due to the fluctuation of the foreign exchange rate are recognized in other comprehensive income (loss).